Financial Assets and Financial Liabilities_Sensitivity Analysis Of Changes In Unobservable Inputs Liablities(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Recognition in profit or loss
Faverable changes		₩ 54,114	₩ 64,368
Unfaverable changes		(50,134)	(57,708)
Other comprehensive income
Faverable changes		0	0
Unfaverable changes		0	0
Financial instruments designated at fair value through profit or loss
Recognition in profit or loss
Faverable changes		46,859	49,730
Unfaverable changes		(42,995)	(44,136)
Other comprehensive income
Faverable changes		0	0
Unfaverable changes		₩ 0	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.	For financial instruments at fair value through profit or loss, changes in fair value are calculated by shifting principal unobservable input parameters such as volatility of the underlying asset or correlation coefficient between underlying asset by increase of decrease 10%.
Derivatives held for trading
Recognition in profit or loss
Faverable changes	[1]	₩ 7,255	₩ 14,638
Unfaverable changes	[1]	(7,139)	(13,572)
Other comprehensive income
Faverable changes	[1]	0	0
Unfaverable changes	[1]	₩ 0	₩ 0
Description Of Interrelationships Between Unobservable Inputs And Of How They Might Magnify Or Mitigate Effect Of Changes In Unobservable Inputs On Fair Value Measurement Liabilities		For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.	For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.

[1]	For derivatives financial instruments, changes in fair value are calculated by shifting principal unobservable input parameters; such as, price of underlying asset, volatility of stock price, volatility of interest rate by increase of decrease 10% and the loss given default ratio, discount rate by increase of decrease 1%.